Outstanding Loans and Leases - Consumer Real Estate - TDRs Entered into During the Period (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Consumer real estate
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	$ 6,803	$ 12,111	$ 16,809
Carrying Value	5,712	10,537	13,086
Pre-Modification Interest Rate	5.12%	5.30%	5.49%
Post-Modification Interest Rate	4.73%	4.24%	4.66%
Net Charge-offs	171	427	1,239
Consumer real estate | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Threshold period considered past due after modification	90 days
Unpaid Principal Balance	5,940	11,233	15,088
Carrying Value	5,120	10,016	12,228
Pre-Modification Interest Rate	5.28%	5.30%	5.52%
Post-Modification Interest Rate	4.93%	4.27%	4.70%
Net Charge-offs	72	235	523
Principal Forgiveness	53	467	778
Consumer real estate | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	863	878	1,721
Carrying Value	592	521	858
Pre-Modification Interest Rate	4.00%	5.29%	5.22%
Post-Modification Interest Rate	3.33%	3.92%	4.39%
Net Charge-offs	99	192	716
Principal Forgiveness	1		9
Chapter Seven Bankruptcy | Consumer real estate
Financing Receivable, Modifications [Line Items]
Carrying Value	710	1,429	3,534
Chapter Seven Bankruptcy | Consumer real estate | Residential Mortgage
Financing Receivable, Modifications [Line Items]
Carrying Value	521	1,151	2,936
Chapter Seven Bankruptcy | Consumer real estate | Home equity lines of credit
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 189	$ 278	$ 598
Nonperforming Financing Receivable | Chapter Seven Bankruptcy
Financing Receivable, Modifications [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days